Other operating income and expenses	12 Months Ended
Dec. 31, 2022
Other Operating Income And Expenses
Other operating income and expenses

38.	Other operating income and expenses

The breakdown of "Other operating income (expense)" is as follows:

Thousand of reais	2022	2021	2020

Other operating income	885,774	914,084	792,639
Other operating expense	(1,238,328)	(1,559,663)	(1,237,133)
Contributions to fund guarantee of credit - FGC	(488,448)	(473,801)	(428,016)
Total	(841,002)	(1,119,380)	(872,510)